Segment and Geographic Data - Information About Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Segment Reporting Information [Line Items]
Revenues, net		$ 1,040,856	$ 1,212,463	$ 1,378,124
Operating (loss) income		(282,950)	196,284	216,162
Interest expense		81,141	87,909	123,310
Other expense, net		1,691	1,358	349
Early extinguishment of debt	$ 29,169		30,352
(Benefit from) provision for income taxes		(114,379)	9,773	17,462
Net (loss) income		(251,403)	66,892	75,041
Net loss attributable to the noncontrolling interest				38
Net (loss) income attributable to WW International, Inc.		(251,403)	66,892	75,079
Depreciation and amortization		48,819	54,686	59,522
Operating Segments
Segment Reporting Information [Line Items]
Operating (loss) income		(135,667)	348,879	407,460
Depreciation and amortization		34,181	41,941	42,742
General Corporate
Segment Reporting Information [Line Items]
General corporate expenses		147,283	152,595	191,298
Depreciation and amortization		14,638	12,745	16,780
North America
Segment Reporting Information [Line Items]
Revenues, net		728,379	816,418	946,307
North America | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net		728,379	816,418	946,307
Operating (loss) income		(218,997)	218,257	271,123
Depreciation and amortization		32,521	39,270	39,740
International
Segment Reporting Information [Line Items]
Revenues, net		312,477	396,045	431,817
International | Operating Segments
Segment Reporting Information [Line Items]
Revenues, net		312,477	396,045	431,817
Operating (loss) income		83,330	130,622	136,337
Depreciation and amortization		$ 1,660	$ 2,671	$ 3,002